Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 1 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 6 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Multi-Style Fund, on page 1 of the Summary Prospectus and page 11 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR Emerging Multi-Style II Fund, on page 1 of the Summary Prospectus and page 17 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 23 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 29 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024.
The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Momentum Style Fund, on page 1 of the Summary Prospectus and page 35 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Defensive Style Fund, on page 1 of the Summary Prospectus and page 41 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR International Defensive Style Fund, on page 1 of the Summary Prospectus and page 47 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
●
Footnote 2 to the Annual Fund Operating Expenses table of the AQR Global Equity Fund, on page 1 of the Summary Prospectus and page 54 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[2] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Large Cap Multi-Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 1 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Small Cap Multi-Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Multi-Style Fund, on page 1 of the Summary Prospectus and page 6 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR International Multi-Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Multi-Style Fund, on page 1 of the Summary Prospectus and page 11 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Emerging Multi-Style II Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR Emerging Multi-Style II Fund, on page 1 of the Summary Prospectus and page 17 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Large Cap Momentum Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 23 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Small Cap Momentum Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Small Cap Momentum Style Fund, on page 1 of the Summary Prospectus and page 29 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024.
The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR International Momentum Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 3 to the Annual Fund Operating Expenses table of the AQR International Momentum Style Fund, on page 1 of the Summary Prospectus and page 35 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[3] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Large Cap Defensive Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR Large Cap Defensive Style Fund, on page 1 of the Summary Prospectus and page 41 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR International Defensive Style Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 1 to the Annual Fund Operating Expenses table of the AQR International Defensive Style Fund, on page 1 of the Summary Prospectus and page 47 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[1] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

AQR Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated April 28, 2023 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus, each dated January 29, 2023 (“Summary Prospectuses” and “Prospectus”, respectively), of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
The Board of Trustees of the AQR Funds (the “Trust”) approved an amendment to the Trust’s Sixth Amended and Restated Fee Waiver and Expense Reimbursement Agreement with AQR Capital Management, LLC. Therefore, effective May 1, 2023:
●
Footnote 2 to the Annual Fund Operating Expenses table of the AQR Global Equity Fund, on page 1 of the Summary Prospectus and page 54 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

[2] The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.